Employee Profit Sharing Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan Service Period For Eligibility	3 months
Percentage of employer's matching contributions to a defined contribution plan that vests	25.00%
Percentage of employees' gross pay for which employer contributes a matching contribution	10.00%
Contribution To Employee Compensation Plan by Employer	$ 175,000	$ 250,000